Note 20 - Borrowings - Borrowings Evolution (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)
Borrowings [abstract]
At the beginning of the year, noncurrent	$ 111,432
At the beginning of the year, current	219,501
Translation differences, noncurrent	(18)
Translation differences, current	(28,705)
Proceeds and repayments, net, noncurrent	49,948
Proceeds and repayments, net, current	371,500
Interests accrued less payments, noncurrent	158
Interests accrued less payments, current	4,774
Reclassifications, noncurrent	(115,087)
Reclassifications, current	115,087
Increase due to business combinations, noncurrent		[1]
Increase due to business combinations, current	138	[1]
Overdrafts variation, noncurrent
Overdrafts variation, current	34
At the end of the year, noncurrent	46,433
At the end of the year, current	$ 682,329

[1]	Related to Parques Eólicos de la Buena Ventura S.A. acquisition, for more information see note 33 to these Consolidated Financial Statements.